Warrants	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Warrants	Warrants
Public Warrants
Public warrants were only exercisable for a whole number of shares of common stock at a price of $11.50 per share, subject to adjustment, at any time commencing on September 25, 2021, provided in each case that the Company had an effective registration statement under the Securities Act covering the common stock issuable upon exercise of the warrants and a current prospectus relating to them was available (or the Company permitted holders to exercise their warrants on a cashless basis under the circumstances specified in the Amended and Restated Warrant Agreement) and such shares were registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. The warrants were to expire June 14, 2026 or earlier upon redemption or liquidation.
Once the warrants became exercisable, the Company was able to redeem the outstanding warrants (except as described herein with respect to the private placement warrants):
Redemption of warrants when the price per share of common stock equals or exceeds $18.00.
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the common stock equaled or exceeded $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30- trading day period ending three trading days before the Company sent the notice of redemption to the warrant holders.
Redemption of warrants when the price per share of common stock equals or exceeds $10.00.
Once the warrants became exercisable, the Company was able to redeem the outstanding warrants:
•in whole and not in part;
•at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders were able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the make-whole exercise table specified in the Amended and Restated Warrant Agreement, based on the redemption date and the “fair market value” of common stock (as provided in such table) except as otherwise provided for in the Amended and Restated Warrant Agreement; and
•if, and only if, the closing price of the shares of common stock equaled or exceeded $10.00 per public share (as adjusted for share subdivisions, share dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within the 30-trading day period ending three trading days before the Company sent the notice of redemption to the warrant holders.
In addition, if the closing price of the common stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the warrant holders was less than $18.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, reclassifications, recapitalizations and the like), the private placement warrants could also be, and were, concurrently called for redemption on the same terms as the outstanding public warrants, as described above.
Beginning on the date the notice of redemption was given until the warrants were redeemed or exercised, holders were able to elect to exercise their warrants on a cashless basis.
The public warrants were classified as liabilities as they did not meet the requirements for equity classification under Topic 815, Derivatives and Hedging. Immediately prior to the Closing, the warrant liability was $84.6 million. Such warrants were measured at fair value, subject to remeasurement at each balance sheet date.
Private Placement Warrants
Except as described below, the private placement warrants had terms and provisions that were identical to those of the public warrants. The private placement warrants (including the shares of common stock issuable upon exercise of the private placement warrants) were not transferable, assignable or salable until July 14, 2021, except pursuant to limited exceptions to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, and they were not redeemable by the Company, except as described above when the price per share of common stock equaled or exceeded $10.00, so long as they were held by the Sponsor or its permitted transferees (except as otherwise set forth herein). The Sponsor, or its permitted transferees, had the option to exercise the private placement warrants on a cashless basis. If the private placement warrants were held by holders other than the Sponsor or its permitted transferees, the private placement warrants were redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the public warrants. Any amendment to the terms of the private placement warrants or any provision of the Amended and Restated Warrant Agreement with respect to the private placement warrants required a vote of holders of at least 65% of the number of the then outstanding private placement warrants.
The private placement warrants were classified as liabilities as they did not meet the requirements for equity classification under Topic 815, Derivatives and Hedging. Immediately prior to the Closing, the warrant liability was $57.6 million. Such warrants were measured at fair value, subject to remeasurement at each balance sheet date.
On September 27, 2021, the Company announced that it would be redeeming all of its outstanding public warrants and private placement warrants (collectively, the “Warrants”) based on the terms in the Amended and Restated Warrant Agreement dated June 14, 2021. On October 29, 2021 (the “Redemption Date”), any Warrants that remained unexercised became void and no longer exercisable, and the holders of those Warrants were entitled to receive only the redemption price of $0.10 per Warrant. In connection with the redemption, holders of Warrants had the option to either exercise the Warrants in cash or on a “cashless” basis to receive 0.255 shares of common stock per warrant.
In October 2021, 10,599 public warrants were exercised for cash resulting in the issuance of 10,599 shares of common stock for an aggregate exercise price of $121,889, 13,436,250 public warrants and 7,550,000 private placement warrants were exercised on a cashless basis resulting in the issuance of 5,351,231 shares of common stock, and 428,145 public warrants were redeemed for cash for an aggregate redemption price of $42,815. In connection with the warrant exercise and redemption, $53.4 million of the carrying amount of the warrant liability was reclassified to stockholder’s equity.
Other Warrants
As of December 31, 2021, the Company had 892 common stock warrants outstanding exchanged from Legacy Proterra warrants. As of December 31, 2020, the Company had 5,104,030 warrants outstanding, including 4,562,533 warrants issued to the holders of Convertible Notes as described in Note 6.
Activity of warrants in the year ended December 31, 2021 is as follows:

	Public warrants	Private placement warrants	Other warrants	Total warrants
Outstanding as of December 31, 2020	—	—	5,104,030	5,104,030
Issued as part of the Merger	13,874,994	7,550,000	—	21,424,994
Exercised (1)	(13,446,849)	(7,550,000)	(5,103,138)	(26,099,987)
Redeemed	(428,145)	—	—	(428,145)
Outstanding as of December 31, 2021	—	—	892	892
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(1)An aggregate of 10,348,690 shares of common stock were issued from warrant exercise.